Income and other taxes - Change in deferred income tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net
Net, beginning of period	$ (164,091)	$ (153,639)
Deferred income tax recovery (expense) included in net income	(62,464)	(10,284)
Impact of U.S. tax rate change in other comprehensive income	0	(8,621)
Deferred income tax recovery included in other comprehensive income	3,980	9,295
Other	893	(842)
Net, end of period	(221,682)	(164,091)
Deferred tax assets
Deferred tax assets, beginning of period	102,341	137,341
Deferred income tax recovery (expense) included in net income	(44,277)	(34,517)
Impact of U.S. tax rate change in other comprehensive income	0	(8,621)
Deferred income tax recovery included in other comprehensive income	1,253	8,398
Other	215	(260)
Deferred tax assets, end of period	59,532	102,341
Deferred tax liabilities
Deferred tax liabilities, beginning of period	(266,432)	(290,980)
Deferred income tax recovery (expense) included in net income	(18,187)	24,233
Impact of U.S. tax rate change in other comprehensive income	0	0
Deferred income tax recovery included in other comprehensive income	2,727	897
Other	678	(582)
Deferred tax liabilities, end of period	$ (281,214)	$ (266,432)